DEFINED CONTRIBUTION PENSION - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DEFINED CONTRIBUTION PENSION
Amounts owed to the pension scheme	$ 5	$ 1